EQ Advisors TrustSM

EQ/Invesco Moderate Allocation Portfolio

EQ/Invesco Moderate Growth Allocation Portfolio

EQ/PIMCO Global Real Return Portfolio

SUPPLEMENT DATED MAY 4, 2020 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2020

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2020 of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download these documents at the Trust’s website at www.equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for the EQ/Invesco Moderate Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, and EQ/PIMCO Global Real Return Portfolio.

Effective May 1, 2020, Brian Schneider will no longer serve as a member of the team that is responsible for the securities selection, research, and trading for the EQ/Invesco Moderate Allocation Portfolio and the EQ/Invesco Moderate Growth Allocation Portfolio. All references to Brian Schneider in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective May 1, 2020, David Brhel will no longer serve as a member of the team that is responsible for the securities selection, research, and trading for the EQ/PIMCO Global Real Return Portfolio. All references to David Brhel in the Summary Prospectus, Prospectus and SAI are deleted in their entirety as of that date.

Effective May 1, 2020, the table in the section of the Summary Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Steve Rodosky	Managing Director and Portfolio Manager of PIMCO	May 2020
Daniel He	Executive Vice President and Portfolio Manager of PIMCO	May 2020

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Effective May 1, 2020, the table in the section of the Prospectus entitled “EQ/PIMCO Global Real Return Portfolio — Who Manages the Portfolio — Sub-Adviser: Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) is amended to add the following:

Name	Title	Date Began Managing the Portfolio
Steve Rodosky	Managing Director and Portfolio Manager of PIMCO	May 2020
Daniel He	Executive Vice President and Portfolio Manager of PIMCO	May 2020

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Effective May 1, 2020, the section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — Pacific Investment Management Company LLP” is amended to add the following information:

Pacific Investment Management Company LLP (“PIMCO” or “Sub-Adviser”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Sub-Adviser managed by the portfolio manager and the total assets of the accounts managed within each category as of March 31, 2020

							Presented below for each of the categories is the number of accounts and the total assets of the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)	Number of Accounts	Total Assets (Million)
EQ/PIMCO Global Real Return Portfolio
Steve Rodosky	25	$32,748	6	$1,020	28	$8,458	0	N/A	0	N/A	2	$752.0
Daniel He	13	$19,822	1	$220.6	2	$593.2	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Portfolio as of January 31, 2020

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/PIMCO Global Real Return Portfolio
Steve Rodosky	X
Daniel He	X

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